RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
21. RELATED PARTY TRANSACTIONS
There were no material related party transactions for the year ended December 31, 2017 and 2016 other than the items disclosed below.
Key management personnel
Key management personnel is defined as members of the Board of Directors and certain senior officers. Compensation of key management personnel are as follows, with such compensation made on terms equivalent to those prevailing in an arm's length transaction:

	For the Years Ended December 31,
	2017	2016
Salaries, wages, and other benefits	$2,800	$2,337
Bonuses	787	1,311
Share-based compensation	7,487	9,736
	$11,074	$13,384